Employment Agreements (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Oct. 13, 2023	Aug. 28, 2023	Aug. 17, 2023	Apr. 28, 2023	Jun. 15, 2022	Apr. 22, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 07, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid expense							$ 202,817
Share price										$ 7.00
Initial base salary per year								$ (1,212,525)	$ (555,017)
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase shares					200,000
Share price					$ 5.00
Share-based payment award, vesting rights, percentage					25.00%
Option termination period					10 years
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase shares					20,000
Share price					$ 5.00
Share-based payment award, vesting rights, percentage					100.00%			100.00%
Option termination period					10 years
Consulting And Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
One time fee						$ 100,000
Prepaid expense						50,000.00
Monthly fee						$ 20,000.00
Employment Agreement [Member] | Erez Aminov [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial base salary per year				$ 110,000
Initial base salary per year			$ 120,000
Employment Agreement [Member] | Erez Aminov [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation		$ 110,000
Employment Agreement [Member] | Erez Aminov [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation		$ 200,000
Employment Agreement [Member] | Michelle Yanez [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial base salary per year				170,000
Initial base salary per year			50,000.00
Employment Agreement [Member] | Chris Chapman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial base salary per year	$ 150,000			150,000
Initial base salary per year	$ 50,000.00		50,000.00				$ 150,000
Employment Agreement [Member] | Christos Nicholoudis [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial base salary per year				$ 75,000.000
Initial base salary per year			$ 25,000.000